Short-term bank loans (Details Textual) ¥ in Millions		1 Months Ended
	May 12, 2015 USD ($)	Dec. 16, 2015 USD ($)	Aug. 17, 2015 USD ($)	Dec. 31, 2016 USD ($)	Aug. 16, 2016 USD ($)	Aug. 16, 2016 CNY (¥)	Jun. 06, 2016 USD ($)	Jun. 06, 2016 CNY (¥)	May 10, 2016 USD ($)	May 10, 2016 CNY (¥)	Mar. 28, 2016 USD ($)	Mar. 28, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 16, 2015 CNY (¥)	Aug. 17, 2015 CNY (¥)	May 12, 2015 CNY (¥)
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	$ 2,280,680	$ 3,082,000	$ 3,082,000	$ 6,694,652			$ 2,879,420	¥ 20.0	$ 2,087,580	¥ 14.5	$ 287,942	¥ 2.0	$ 8,444,680			¥ 14.8
Tantech Bamboo [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable					$ 1,439,710	¥ 10.0								¥ 20.0	¥ 20.0
Loans Payable [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.41%						5.66%	5.66%	5.88%	5.88%	4.35%	4.35%				5.41%
Debt Instrument, Maturity Date	May 10, 2016	Jun. 06, 2016	Aug. 15, 2016
Loans Payable [Member] | Tantech Bamboo [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		5.66%	6.305%		5.046%	5.046%								5.66%	6.305%